STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock New Dragonfly	Common Stock	Additional Paid-in Capital New Dragonfly	Additional Paid-in Capital	Accumulated Deficit New Dragonfly	Accumulated Deficit	New Dragonfly	Total
Balance at the beginning at Dec. 31, 2019							$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2019							10,000,000
Balance at the end at Dec. 31, 2020							$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020							10,000,000
Balance at the beginning at Dec. 31, 2019	$ 4,000		$ 88,000		$ 1,222,000		$ 1,314,000
Balance at the beginning (in shares) at Dec. 31, 2019							20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					6,878,000		$ 6,878,000
Stock compensation expense			351,000				$ 351,000
Stock compensation expense (in shares)							8,200,000
Exercise of stock options			12,000				$ 12,000
Exercise of stock options (In shares)							32,270
Balance at the end at Dec. 31, 2020	$ 4,000	$ 317	451,000	$ 24,683	8,100,000	$ (1,000)	$ 8,555,000	$ 24,000
Balance at the end (in shares) at Dec. 31, 2020	20,040,470						20,040,470
Balance at the end at Dec. 31, 2020							$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020							10,000,000
Balance at the beginning at Jun. 23, 2020		0		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				0		(1,000)		(1,000)
Balance at the end at Dec. 31, 2020	$ 4,000	317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the end (in shares) at Dec. 31, 2020	20,040,470						20,040,470
Balance at the end at Jun. 30, 2021							$ 2,000,000
Balance at the end (in shares) at Jun. 30, 2021							10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					4,177,000		$ 4,177,000	(834)
Stock compensation expense			178,000				178,000
Exercise of stock options			17,000				$ 17,000
Exercise of stock options (In shares)	32,258						32,258
Balance at the end at Jun. 30, 2021	$ 4,000	317	646,000	24,683	12,277,000	(1,834)	$ 12,927,000	23,166
Balance at the end (in shares) at Jun. 30, 2021	20,072,728
Balance at the beginning at Dec. 31, 2020							$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2020							10,000,000
Balance at the end at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the end (in shares) at Dec. 31, 2021							10,000,000
Balance at the beginning at Dec. 31, 2020	$ 4,000	317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the beginning (in shares) at Dec. 31, 2020	20,040,470						20,040,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				0	4,338,000	1,910,487	$ 4,338,000	1,910,487
Stock compensation expense			734,000				734,000
Exercise of stock options			434,000				$ 434,000
Exercise of stock options (In shares)							835,005
Balance at the end at Dec. 31, 2021	$ 4,000	317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	$ (1,024,356)
Balance at the end (in shares) at Dec. 31, 2021	20,875,475						20,875,475	3,162,500
Balance at the end at Jun. 30, 2021							$ 2,000,000
Balance at the end (in shares) at Jun. 30, 2021							10,000,000
Balance at the beginning at Mar. 31, 2021		317		24,683		(1,000)		$ 24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(834)		(834)
Balance at the end at Jun. 30, 2021	$ 4,000	317	646,000	24,683	12,277,000	(1,834)	$ 12,927,000	23,166
Balance at the end (in shares) at Jun. 30, 2021	20,072,728
Balance at the beginning at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021							10,000,000
Balance at the beginning at Dec. 31, 2021	$ 4,000	317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	$ (1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	20,875,475						20,875,475	3,162,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						1,191,840		$ 1,191,840
Balance at the end at Mar. 31, 2022		317				167,167		167,484
Balance at the beginning at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021							10,000,000
Balance at the end at Jun. 30, 2022							$ 2,000,000	128,397,500
Balance at the end (in shares) at Jun. 30, 2022							10,000,000
Balance at the beginning at Dec. 31, 2021	$ 4,000	317	1,619,000	$ 0	12,438,000	(1,024,673)	$ 14,061,000	$ (1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	20,875,475						20,875,475	3,162,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(3,767,000)		$ (3,767,000)	$ 621,507
Stock compensation expense			719,000				719,000
Exercise of stock options			202,000				$ 202,000
Exercise of stock options (In shares)	215,401						215,401
Balance at the end at Jun. 30, 2022	$ 4,000	317	2,540,000		8,671,000	(403,166)	$ 11,215,000	$ (402,849)
Balance at the end (in shares) at Jun. 30, 2022	21,090,876						21,090,876	3,162,500
Balance at the end at Jun. 30, 2022							$ 2,000,000	$ 128,397,500
Balance at the end (in shares) at Jun. 30, 2022							10,000,000
Balance at the beginning at Mar. 31, 2022		317				167,167		167,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(570,333)		(570,333)
Balance at the end at Jun. 30, 2022	$ 4,000	$ 317	$ 2,540,000		$ 8,671,000	$ (403,166)	$ 11,215,000	$ (402,849)
Balance at the end (in shares) at Jun. 30, 2022	21,090,876						21,090,876	3,162,500